Average Annual Total Returns - First Trust Small Cap Growth AlphaDEX Fund	First Trust Small Cap Growth AlphaDEX Fund 1 Year	First Trust Small Cap Growth AlphaDEX Fund 5 Years	First Trust Small Cap Growth AlphaDEX Fund Since Inception	First Trust Small Cap Growth AlphaDEX Fund Inception Date	First Trust Small Cap Growth AlphaDEX Fund After tax on distributions 1 Year	First Trust Small Cap Growth AlphaDEX Fund After tax on distributions 5 Years	First Trust Small Cap Growth AlphaDEX Fund After tax on distributions Since Inception	First Trust Small Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Small Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Small Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	Nasdaq AlphaDEX® Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq AlphaDEX® Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq AlphaDEX® Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 700 Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq US 700 Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq US 700 Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	32.08%	15.37%	12.46%	Apr. 19, 2011	32.01%	15.27%	12.38%	18.99%	12.35%	10.38%	33.24%	[1]	[1]	[1]	37.74%	[1]	[1]	[1]	19.60%	14.28%	13.02%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.